Provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Beginning balance ,carrying amount	€ 28	€ 24
Charged/(credited) to the consolidated statement of operations:
Additional provisions	39	10
Reversal of unutilized amounts	(4)	(5)
Exchange differences	(3)	1
Utilized	(6)	(2)
Ending balance ,carrying amount	54	28
Current portion	51	25
Non-current portion	3	3
Legal contingencies
Disclosure of other provisions [line items]
Beginning balance ,carrying amount	16	11
Charged/(credited) to the consolidated statement of operations:
Additional provisions	6	7
Reversal of unutilized amounts	0	(2)
Exchange differences	(1)	0
Utilized	(3)	0
Ending balance ,carrying amount	18	16
Current portion	18	16
Non-current portion	0	0
Other
Disclosure of other provisions [line items]
Beginning balance ,carrying amount	12	13
Charged/(credited) to the consolidated statement of operations:
Additional provisions	33	3
Reversal of unutilized amounts	(4)	(3)
Exchange differences	(2)	1
Utilized	(3)	(2)
Ending balance ,carrying amount	36	12
Current portion	33	9
Non-current portion	€ 3	€ 3